                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578

                                                       Expires:  Feb. 28, 2006

                                                       Estimated average burden
                                                       hours per response: 20.00


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-05426
                                  ----------------------------------------------


                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


 Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (713)626-1919
                                                   -----------------

Date of fiscal year end:  10/31
                        ---------

Date of reporting period:  7/31/04
                         -----------

Item 1. Schedule of Investments.

                           AIM DEVELOPING MARKETS FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            DVM-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                           MARKET
                                                                             SHARES        VALUE
-----------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--94.71%

BERMUDA--0.51%
Texwinca Holdings Ltd. (Textiles)(a)                                        1,212,000   $   1,063,875
=====================================================================================================

BRAZIL--4.56%
Companhia de Bebidas das Americas-ADR (Brewers)                                81,600       1,677,696
-----------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)                                     35,700         611,160
-----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil & Gas)                           132,200       3,390,930
-----------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
-----------------------------------------------------------------------------------------------------
(Integrated Telecommunication Services)(b)                                    144,234       1,883,696
-----------------------------------------------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd.
-----------------------------------------------------------------------------------------------------
(Wireless Telecommunication Services)(c)                                            1               3
-----------------------------------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-GDR (Diversified Banks)                       93,516       2,030,232
-----------------------------------------------------------------------------------------------------
                                                                                            9,593,717
=====================================================================================================

CAYMAN ISLANDS--1.14%
Global Bio-chem Technology Group Co. Ltd. (Biotechnology)(a)                2,132,000       1,654,179
-----------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co., Ltd.-Wts.,
expiring 05/31/07 (Biotechnology)(c)                                          193,500          16,621
-----------------------------------------------------------------------------------------------------
Golden Meditech Co. Ltd. (Health Care Equipment)(a)                         1,947,400         733,999
-----------------------------------------------------------------------------------------------------
                                                                                            2,404,799
=====================================================================================================

CHILE--0.49%
Cencosud S.A. (Hypermarkets & Super Centers)(c)                               810,000       1,025,476
=====================================================================================================

CHINA--5.05%
Anhui Conch Cement Co. Ltd.-Class H (Construction Materials)(a)               446,000         463,606
-----------------------------------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-Class H
(Integrated Oil & Gas)(a)                                                   4,252,000       1,675,758
-----------------------------------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H (Marine)(a)                     1,418,000         933,243
-----------------------------------------------------------------------------------------------------
PICC Property & Casualty Co. Ltd.-Class H
(Property & Casualty Insurance)(a)(c)                                       4,678,000       1,671,606
-----------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR (Leisure Products)(c)               148,600       2,823,400
-----------------------------------------------------------------------------------------------------

DVM-QTR-1

                                                                                             MARKET
                                                                               SHARES        VALUE
-------------------------------------------------------------------------------------------------------
CHINA--(CONTINUED)
Tong Ren Tang Technologies Co. Ltd.-Class H (Pharmaceuticals)                   597,000   $   1,377,701
-------------------------------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)
(Acquired 09/19/03-06/02/04; Cost $1,409,257(a)(d)                            1,124,500       1,659,768
-------------------------------------------------------------------------------------------------------
                                                                                             10,605,082
=======================================================================================================

CZECH REPUBLIC--0.48%
Komercni Banka A.S.-GDR (Diversified Banks)(a)                                   29,700       1,010,256
=======================================================================================================

EGYPT--1.08%
Orascom Construction Industries (Construction & Engineering)                    139,106       2,273,084
=======================================================================================================

GREECE--0.62%
Coca-Cola Hellenic Bottling Co. S.A. (Soft Drinks)(a)                            55,000       1,293,973
=======================================================================================================

HONG KONG--3.02%
Cathay Pacific Airways Ltd. (Airlines)(a)                                       675,000       1,200,318
-------------------------------------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration & Production)(a)                            3,813,000       1,833,613
-------------------------------------------------------------------------------------------------------
COFCO International Ltd. (Packaged Foods & Meats)(a)                          2,540,000       1,048,504
-------------------------------------------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)(a)                              1,852,000         693,595
-------------------------------------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)(a)                               2,592,000       1,569,201
-------------------------------------------------------------------------------------------------------
                                                                                              6,345,231
=======================================================================================================

HUNGARY--2.40%
OTP Bank Rt. (Diversified Banks)(a)                                             146,500       3,018,386
-------------------------------------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks)
(Acquired 01/14/03-04/15/03; Cost $1,07,884)(b)(d)                               49,100       2,022,920
-------------------------------------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired 11/22/90;
Cost $2,989,406)(a)(c)(d)(e)                                                      1,400               0
-------------------------------------------------------------------------------------------------------
                                                                                              5,041,306
=======================================================================================================

INDIA--6.17%
HDFC Bank Ltd.-ADR (Diversified Banks)                                          101,061       2,736,732
-------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR
(IT Consulting & Other Services)(b)                                              94,800       4,763,700
-------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR (Pharmaceuticals)
(Acquired 10/22/03; Cost $1,258,200)(a)(d)(e)                                    54,000       1,119,960
-------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR (Pharmaceuticals)                                  48,000         995,520
-------------------------------------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile Manufacturers)
(Acquired 10/22/03-01/27/04; Cost $1,246,879)(a)(d)(e)                          134,000       1,226,100
-------------------------------------------------------------------------------------------------------
Tata Motors Ltd.-GDR (Automobile Manufacturers)(b)                              232,000       2,122,800
-------------------------------------------------------------------------------------------------------
                                                                                             12,964,812
=======================================================================================================

DVM-QTR-1

                                                                                           MARKET
                                                                             SHARES        VALUE
-----------------------------------------------------------------------------------------------------
INDONESIA--1.51%
PT Astra Agro Lestari TBK (Agricultural Products)(a)                        4,710,500   $   1,142,809
-----------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia
(Integrated Telecommunication Services)(a)                                  2,393,500       2,038,105
-----------------------------------------------------------------------------------------------------
                                                                                            3,180,914
=====================================================================================================

ISRAEL--1.61%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                             114,600       3,392,160
=====================================================================================================

LUXEMBOURG--0.91%
Tenaris S.A. (Oil & Gas Equipment & Services)                                       5              18
-----------------------------------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment & Services)                              53,968       1,919,102
-----------------------------------------------------------------------------------------------------
                                                                                            1,919,120
=====================================================================================================

MALAYSIA--3.41%
Genting Berhad (Casinos & Gaming)(a)                                          334,000       1,317,710
-----------------------------------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)                                      666,000       1,393,342
-----------------------------------------------------------------------------------------------------
Maxis Communications Berhad
(Wireless Telecommunications Services)(a)                                   1,378,100       3,188,711
-----------------------------------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)(a)                                     684,000       1,258,599
-----------------------------------------------------------------------------------------------------
                                                                                            7,158,362
=====================================================================================================

MEXICO--9.59%
Alfa, S.A.-Class A (Industrial Conglomerates)                                 774,000       2,562,936
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
(Wireless Telecommunication Services)                                         139,900       4,998,627
-----------------------------------------------------------------------------------------------------
Cemex S.A. de C.V.-Wts., expiring 12/21/04
(Construction Materials)  (Acquired 12/16/99; Cost $528)(d)(e)(f)               1,508           1,321
-----------------------------------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)(c)                                 508,900       1,381,972
-----------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B (Homebuilding)(c)                    1,330,500       1,818,212
-----------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
(Diversified Banks)                                                           346,300       1,273,806
-----------------------------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                              66,128       3,108,016
-----------------------------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
(Real Estate Management & Development)(c)                                     500,000       1,725,724
-----------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                              1,077,100       3,283,525
-----------------------------------------------------------------------------------------------------
                                                                                           20,154,139
=====================================================================================================

DVM-QTR-1

                                                                                           MARKET
                                                                             SHARES        VALUE
-----------------------------------------------------------------------------------------------------
PHILIPPINES--2.55%
Philippine Long Distance Telephone Co.
(Integrated Telecommunication Services)(a)(c)                                 196,500   $   4,384,049
-----------------------------------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management & Development)(a)                 9,095,000         975,819
-----------------------------------------------------------------------------------------------------
                                                                                            5,359,868
=====================================================================================================

RUSSIA--6.97%
AO VimpelCom-ADR (Wireless Telecommunication Services)(c)                      39,200       3,428,040
-----------------------------------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)(b)                                           57,158       6,230,222
-----------------------------------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless Telecommunication Services)(b)                42,700       4,998,035
-----------------------------------------------------------------------------------------------------
                                                                                           14,656,297
=====================================================================================================

SOUTH AFRICA--10.10%
Barloworld Ltd. (Industrial Conglomerates)(a)                                 121,900       1,332,761
-----------------------------------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)                                                658,400       2,366,416
-----------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)(a)                  14,101       1,115,974
-----------------------------------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)                                       210,000       1,487,420
-----------------------------------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super Centers)                         488,000       2,517,915
-----------------------------------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable TV)(a)                             447,000       3,212,339
-----------------------------------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified Banks)(b)                               781,900       5,358,303
-----------------------------------------------------------------------------------------------------
Telkom South Africa Ltd.
(Integrated Telecommunication Services)(a)                                    299,700       3,830,358
-----------------------------------------------------------------------------------------------------
                                                                                           21,221,486
=====================================================================================================

SOUTH KOREA--15.63%
Cheil Communications Inc. (Advertising)(a)                                     15,100       1,922,004
-----------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(a)                                           63,000       3,078,431
-----------------------------------------------------------------------------------------------------
Hana Bank (Diversified Banks)(a)                                              334,200       6,335,063
-----------------------------------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)(a)                                     174,700       1,314,112
-----------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (Department Stores)(a)                      82,500       2,073,951
-----------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)(a)                                28,700       1,062,639
-----------------------------------------------------------------------------------------------------
POSCO-ADR (Steel)                                                             106,200       3,852,936
-----------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS (Electronic
Equipment Manufacturers) (Acquired 07/25/01-07/26/01;
Cost $524,439)(d)(e)                                                           17,800       2,189,400
-----------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS (Electronic
Equipment Manufacturers) (Acquired
11/03/00-08/29/01; Cost $2,632,053)(a)(d)(e)                                   32,023       5,734,347
-----------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd. (Electronic
Equipment Manufacturers)(a)                                                    11,300       2,780,165
-----------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)(a)                                     10,800       2,512,954
-----------------------------------------------------------------------------------------------------
                                                                                           32,856,002
=====================================================================================================

DVM-QTR-1

                                                                                                                MARKET
                                                                                                   SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------------
TAIWAN--8.95%
Asia Optical Co., Inc. (Photographic Products)(a)                                                   258,463   $ 1,154,465
-------------------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer Storage & Peripherals)(a)                                    416,400     1,072,312
-------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd. (Diversified Banks)(a)                                      2,509,000     2,550,624
-------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment Manufacturers)(a)                        270,400       968,292
-------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS (Electronic Equipment
Manufacturers)  (Acquired 08/14/02-03/10/03; Cost $1,083,801)(a)(b)(d)(e)                           179,126     1,360,665
-------------------------------------------------------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage & Peripherals)(a)                                        497,000       880,380
-------------------------------------------------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)                                                                   337,757     1,934,469
-------------------------------------------------------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer Electronics)(a)                                             1,015,581     2,186,353
-------------------------------------------------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd. (Semiconductors)(a)                                            529,650     1,387,761
-------------------------------------------------------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)(a)                                                        971,000     1,646,912
-------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-Equity Participation Ctfs.,
expiring 01/14/05 (ABN AMRO) (Semiconductors) (Acquired
01/02/03-06/14/04; Cost $2,503,066)(e)                                                            2,499,489     3,150,106
-------------------------------------------------------------------------------------------------------------------------
Waffer Technology Co., Ltd. (Industrial Machinery)(a)                                               302,000       530,424
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               18,822,763
=========================================================================================================================

THAILAND--3.44%
Bangkok Bank PCL-NVDR (Diversified Banks)(a)(c)                                                   1,126,000     2,507,880
-------------------------------------------------------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)(a)(c)                                                        1,527,000     1,756,625
-------------------------------------------------------------------------------------------------------------------------
Siam Cement PCL (The) (Construction Materials)(a)                                                   230,000     1,359,019
-------------------------------------------------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)(a)                                                   1,480,600     1,615,168
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,238,692
=========================================================================================================================

TURKEY--1.68%
Haci Omer Sabanci Holding A.S. (Multi-Sector Holdings)                                          413,100,000     1,308,971
-------------------------------------------------------------------------------------------------------------------------
Koc Holding A.S. (Industrial Conglomerates)(a)                                                  434,400,000     2,231,055
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,540,026
=========================================================================================================================

UNITED KINGDOM--2.84%
Anglo American PLC (Diversified Metals & Mining)(a)                                                 280,900     5,972,506
=========================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost
$140,099,709)                                                                                                 199,093,946
=========================================================================================================================

DVM-QTR-1

                                                                                                      PRINCIPAL         MARKET
                                                                                                       AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS--0.00%

BRAZIL--0.00%
Companhia Vale Do Rio Doce, Non Conv. Bond (Diversified
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining) 0.00% (Acquired 01/22/99; Cost $0)(a)(d)(e)(g)(h)(i) BRL                                   276      $          0
=================================================================================================================================

                                                                                                       SHARES
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.63%
Liquid Assets Portfolio-Institutional Class(j)                                                        1,717,572         1,717,572
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(j)                                                           1,717,572         1,717,572
---------------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,435,144)                                                                              3,435,144
=================================================================================================================================
TOTAL INVESTMENTS--96.34% (excluding investments purchased
with cash collateral from securities loaned) (Cost $143,534,853)                                                      202,529,090
_________________________________________________________________________________________________________________________________
=================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--3.66%
Liquid Assets Portfolio-Institutional Class(j)(k)                                                     3,846,845         3,846,845
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(j)(k)                                                        3,846,845         3,846,845
---------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $7,693,690)                                                                                    7,693,690
=================================================================================================================================
TOTAL INVESTMENTS--100.00% (Cost $151,228,543)                                                                       $210,222,780
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Investment Abbreviations:

ADR                American Depositary Receipt

BRL                Brazilian Dollar

Conv.              Convertible

Ctfs.              Certificates

GDR                Global Depositary Receipt

NVDR               Non-Voting Depositary Receipt

Pfd.               Preferred

REGS               Regulation S

Wts.               Warrants

DVM-QTR-1

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $105,595,750, which represented 50.23% of the Fund's total investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c)   Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $18,464,587, which represented 8.78% of the Fund's total investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at July 31, 2004 was $11,631,793, which represented 5.53% of the Fund's total investments.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) Foreign denominated security. Par value is denominated in currency indicated.

(h) Zero coupon bond issued at a discount and acquired through a corporate action.

(i)   Perpetual bond with no specified maturity date.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

DVM-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

DVM-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

DVM-QTR-1

      INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                        MARKET                      PROCEEDS        UNREALIZED      MARKET
                         VALUE       PURCHASES        FROM         APPRECIATION      VALUE      DIVIDEND    REALIZED
FUND                   10/31/03       AT COST         SALES       (DEPRECIATION)   07/31/04      INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional
Class                 $2,260,107    $32,888,826   $(33,431,361)    $         --   $1,717,572    $ 19,263   $        --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class    2,260,107     32,888,826    (33,431,361)              --    1,717,572      18,778            --
----------------------------------------------------------------------------------------------------------------------
    Subtotal          $4,520,214    $65,777,652   $(66,862,722)    $         --   $3,435,144    $ 38,041   $        --
======================================================================================================================

      INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                        MARKET                       PROCEEDS       UNREALIZED      MARKET
                         VALUE       PURCHASES         FROM        APPRECIATION      VALUE      DIVIDEND    REALIZED
FUND                   10/31/03       AT COST          SALES      (DEPRECIATION)   07/31/04      INCOME*   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional
Class                 $ 6,672,818  $ 36,447,638   $ (39,273,611)   $         --   $ 3,846,845    $ 26,997   $       --
----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional
Class                   6,672,817    36,447,639     (39,273,611)             --     3,846,845      26,304           --
----------------------------------------------------------------------------------------------------------------------
    Subtotal          $13,345,635  $ 72,895,277   $ (78,547,222)   $         --   $ 7,693,690    $ 53,301   $       --
----------------------------------------------------------------------------------------------------------------------
      Total           $17,865,849  $138,672,929   $(145,409,944)   $         --   $11,128,834    $ 91,342   $       --
______________________________________________________________________________________________________________________
======================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At July 31, 2004, securities with an aggregate value of $7,452,766 were on loan to brokers. The loans were secured by cash collateral of $7,693,690 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $53,301 for securities lending transactions.

DVM-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $88,139,197 and $131,845,139, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $64,087,500
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,602,557)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $58,484,943
===============================================================================

Cost of investments for tax purposes is $151,737,837.

DVM-QTR-1

                           AIM GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com            GHC-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                  MARKET
                                                                            SHARES                VALUE
------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--50.15%

BIOTECHNOLOGY--8.65%
Amgen Inc.(a)(b)                                                             740,000          $   42,091,200
------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.(a)                                                           68,200               4,092,000
------------------------------------------------------------------------------------------------------------
Genentech, Inc.(a)                                                           156,000               7,594,080
------------------------------------------------------------------------------------------------------------
Genzyme Corp.(a)                                                             165,100               8,466,328
------------------------------------------------------------------------------------------------------------
InterMune Inc.(a)(b)                                                         405,000               4,855,950
------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)(b)                                           1,710,000               8,635,500
------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.(a)(b)                                               60,000                 972,000
------------------------------------------------------------------------------------------------------------
Telik, Inc.(a)                                                                20,000                 395,200
------------------------------------------------------------------------------------------------------------
                                                                                                  77,102,258
============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.09%
Varian Inc.(a)                                                                20,000                 758,000
============================================================================================================

HEALTH CARE DISTRIBUTORS--3.81%
McKesson Corp.                                                             1,054,000              33,907,180
============================================================================================================

HEALTH CARE EQUIPMENT--6.43%
Apogent Technologies Inc.(a)                                                  35,000               1,137,500
------------------------------------------------------------------------------------------------------------
ATS Medical, Inc.(a)(c)                                                    1,500,000               5,400,000
------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                            150,000               8,280,000
------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.                                                         40,000               2,206,800
------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                      650,000              30,699,500
------------------------------------------------------------------------------------------------------------
SonoSite, Inc.(a)                                                            260,000               5,922,800
------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                               83,000               3,642,040
------------------------------------------------------------------------------------------------------------
                                                                                                  57,288,640
============================================================================================================

HEALTH CARE FACILITIES--5.69%
Community Health Systems Inc.(a)                                           1,000,000              24,610,000
------------------------------------------------------------------------------------------------------------
HCA Inc.                                                                     400,000              15,460,000
------------------------------------------------------------------------------------------------------------
Health Management Associates, Inc.-Class A                                   530,000              10,631,800
------------------------------------------------------------------------------------------------------------
                                                                                                  50,701,800
============================================================================================================

HEALTH CARE SERVICES--1.72%
Caremark Rx, Inc.(a)                                                         129,500               3,949,750
------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.(a)(c)                                                   1,750,000              11,410,000
------------------------------------------------------------------------------------------------------------
                                                                                                  15,359,750
============================================================================================================

HEALTH CARE SUPPLIES--1.22%
Edwards Lifesciences Corp.(a)(b)                                             100,000               3,517,000
------------------------------------------------------------------------------------------------------------
Sola International Inc.(a)(b)                                                450,000               7,317,000
------------------------------------------------------------------------------------------------------------
                                                                                                  10,834,000
============================================================================================================

MANAGED HEALTH CARE--3.01%
Aetna Inc.                                                                    47,000               4,032,600
------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                                           500,000              15,285,000
------------------------------------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                                             73,800               7,461,180
------------------------------------------------------------------------------------------------------------
                                                                                                  26,778,780
============================================================================================================

GHC-QTR-1

                                                                                                  MARKET
                                                                            SHARES                VALUE
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--19.53%
Barrier Therapeutics Inc.(a)                                                  18,300          $      191,235
------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                     737,000              16,877,300
------------------------------------------------------------------------------------------------------------
Eon Labs, Inc.(a)                                                            147,960               4,308,595
------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                            140,000               7,737,800
------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                         105,000               3,755,850
------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                3,176,200             101,511,352
------------------------------------------------------------------------------------------------------------
Wyeth                                                                      1,120,000              39,648,000
------------------------------------------------------------------------------------------------------------
                                                                                                 174,030,132
============================================================================================================

Total Domestic Common Stocks (Cost $419,204,995)                                                 446,760,540
============================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--36.14%

DENMARK--0.11%
Novo Nordisk A.S.-Class B (Pharmaceuticals)(b)(d)                             20,000               1,018,221
============================================================================================================

FRANCE--6.67%
Aventis S.A. (Pharmaceuticals)(b)(e)                                         630,000              48,861,556
------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)(b)(d)(e)                            160,000              10,566,345
------------------------------------------------------------------------------------------------------------
                                                                                                  59,427,901
============================================================================================================

GERMANY--0.22%
Altana A.G. (Pharmaceuticals)(b)(d)                                           20,000               1,086,233
------------------------------------------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)(d)                                         20,000                 536,975
------------------------------------------------------------------------------------------------------------
Schwarz Pharma A.G. (Pharmaceuticals)(d)                                      10,000                 325,724
------------------------------------------------------------------------------------------------------------
                                                                                                   1,948,932
============================================================================================================

INDIA--0.04%
Lupin Ltd. (Pharmaceuticals)(d)                                               10,000                 133,022
------------------------------------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                                              45,000                 252,637
------------------------------------------------------------------------------------------------------------
                                                                                                     385,659
============================================================================================================

JAPAN--23.33%
Eisai Co., Ltd. (Pharmaceuticals)(b)(d)                                    1,504,000              44,219,707
------------------------------------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co. Ltd. (Pharmaceutical)(b)(d)                    1,960,000              47,545,190
------------------------------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd. (Pharmaceuticals)(b)(d)(f)                 1,307,000              20,372,848
------------------------------------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)(d)                          50,000                 874,803
------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)(d)                          970,000              45,432,647
------------------------------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)(d)                   1,440,000              49,417,209
------------------------------------------------------------------------------------------------------------
                                                                                                 207,862,404
============================================================================================================

NETHERLANDS--0.13%
Akzo Nobel N.V. (Diversified Chemicals)(b)(d)                                 35,000               1,155,429
============================================================================================================

SWITZERLAND--1.50%
Alcon, Inc. (Health Care Supplies)                                            46,000               3,523,600
------------------------------------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)(d)                                            20,000                 892,596
------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                                          200,000               8,932,000
------------------------------------------------------------------------------------------------------------
                                                                                                  13,348,196
============================================================================================================

UNITED KINGDOM--4.14%
GlaxoSmithKline PLC-ADR (Pharmaceuticals)(b)                                 900,000              36,855,000
============================================================================================================

Total Foreign Stocks & Other Equity
Interests (Cost $256,832,145)                                                                    322,001,742
============================================================================================================

GHC-QTR-1

                                                                                                  MARKET
                                                                            SHARES                VALUE
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.24%
Liquid Assets Portfolio-Institutional Class(g)                             5,514,875          $    5,514,875
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)                                5,514,875               5,514,875
------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $11,029,750)                                                       11,029,750
============================================================================================================
TOTAL INVESTMENTS--87.53% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $687,066,890)                                                           779,792,032
____________________________________________________________________________________________________________
============================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--12.47%
Liquid Assets Portfolio-Institutional Class(g)(h)                         55,543,013              55,543,013
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)(h)                            55,543,012              55,543,012
------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $111,086,025)                                           111,086,025
============================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $798,152,915)                                                $  890,878,057
____________________________________________________________________________________________________________
============================================================================================================

Investment Abbreviations:

ADR                              American Depositary Receipt

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of July 31, 2004 was $16,810,000, which represented 1.89% of the Fund's total investments. See Note 2.

(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $223,576,949, which represented 25.10% of the Fund's total investments. See Note 1A.

(e) On August 20, 2004, after period end, Sanofi-Synthelabo S.A. and Aventis S.A. merged to form Sanofi-Aventis.

(f) Security considered to be illiquid. The market value of this security considered illiquid at July 31, 2004 represented 2.29% of the Fund's total investments.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

GHC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

GHC-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

GHC-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                              PROCEEDS        UNREALIZED
                            MARKET VALUE      PURCHASES         FROM         APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                          10/31/03         AT COST          SALES       (DEPRECIATION)     07/31/04      INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional
Class                        $25,532,691    $121,538,161   $(141,555,977)    $        --      $ 5,514,875    $277,027  $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional
Class                         25,532,691     121,538,161    (141,555,977)             --        5,514,875     273,130           --
----------------------------------------------------------------------------------------------------------------------------------
    Subtotal                 $51,065,382    $243,076,322   $(283,111,954     $        --      $11,029,750    $550,157  $        --
==================================================================================================================================

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                              PROCEEDS        UNREALIZED
                            MARKET VALUE      PURCHASES         FROM         APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                          10/31/03         AT COST          SALES       (DEPRECIATION)     07/31/04     INCOME*    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional
Class                       $ 54,777,891    $214,040,624   $(213,275,502)    $        --    $ 55,543,013   $ 62,935    $        --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional
Class                         54,777,890     214,040,624    (213,275,502)             --      55,543,012     61,814             --
----------------------------------------------------------------------------------------------------------------------------------
    Subtotal                $109,555,781    $428,081,248   $(426,551,004)    $        --    $111,086,025   $124,749    $        --
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

    INVESTMENTS IN OTHER AFFILIATES:

      The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2004.

                                                              PROCEEDS        UNREALIZED
                            MARKET VALUE      PURCHASES         FROM         APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                          10/31/03         AT COST          SALES       (DEPRECIATION)     07/31/04     INCOME*    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
ATS Medical, Inc.           $  1,223,220    $         --   $    (694,484)     $ 4,871,264    $  5,400,000   $     --    $494,098
----------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.             2,479,000              --              --        8,931,000      11,410,000         --          --
----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL                $  3,702,220    $         --   $    (694,484)     $13,802,264    $ 16,810,000   $     --    $494,098
==================================================================================================================================
      TOTAL                 $164,323,383    $671,157,570   $(710,357,442)     $13,802,264    $138,925,775   $674,906    $494,098
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities.

GHC-QTR-1

The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At July 31, 2004, securities with an aggregate value of $107,165,655 were on loan to brokers. The loans were secured by cash collateral of $111,086,025 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $124,749 for securities lending transactions.

NOTE 4--OPTION CONTRACTS WRITTEN

                          TRANSACTION DURING THE PERIOD

                                   CALL OPTION CONTRACTS
                              -------------------------------
                              NUMBER OF            PREMIUMS
                              CONTRACTS            RECEIVED
-------------------------------------------------------------
Beginning of period                 --           $        --
-------------------------------------------------------------
Written                         22,350             3,555,808
-------------------------------------------------------------
Closed                         (15,000)           (2,394,911)
-------------------------------------------------------------
Exercised                       (6,243)           (1,117,763)
-------------------------------------------------------------
Expired                         (1,107)              (43,134)
-------------------------------------------------------------
End of Period                       --           $        --
_____________________________________________________________
=============================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $333,277,804 and $310,214,723, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $113,228,184
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (21,503,933)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 91,724,251
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $799,153,806.

GHC-QTR-1

                                 AIM LIBRA FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com          LIB-QTR-1 7/04              A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                 MARKET
                                                               SHARES            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS--98.29%
AEROSPACE & DEFENSE--1.20%
United Defense Industries, Inc.(a)                                21,100       $    731,115
===========================================================================================


ALUMINUM--0.97%
Century Aluminum Co.(a)                                           25,100            591,105
===========================================================================================


APPAREL RETAIL--7.63%
AnnTaylor Stores Corp.(a)                                         26,550            712,602
-------------------------------------------------------------------------------------------
Charming Shoppes, Inc.(a)                                         75,300            552,702
-------------------------------------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)                                22,600            643,422
-------------------------------------------------------------------------------------------
Genesco Inc.(a)                                                   30,200            648,092
-------------------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)                                   23,600            725,228
-------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                                    27,000            715,230
-------------------------------------------------------------------------------------------
Stein Mart, Inc.(a)                                               35,600            645,784
-------------------------------------------------------------------------------------------
                                                                                  4,643,060
===========================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.19%
Quiksilver, Inc.(a)                                               33,600            724,416
===========================================================================================


APPLICATION SOFTWARE--1.02%
Amdocs Ltd. (United Kingdom)(a)                                   28,600            620,620
===========================================================================================


CASINOS & GAMING--1.16%
Scientific Games Corp.-Class A(a)                                 39,600            705,276
===========================================================================================


COMMUNICATIONS EQUIPMENT--3.36%
Adaptec, Inc.(a)                                                  93,300            698,817
-------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(a)                          128,300            618,406
-------------------------------------------------------------------------------------------
NETGEAR, Inc.(a)                                                  63,800            727,958
-------------------------------------------------------------------------------------------
                                                                                  2,045,181
===========================================================================================

COMPUTER HARDWARE--1.25%
NCR Corp.(a)                                                      16,400            761,452
===========================================================================================


COMPUTER STORAGE & PERIPHERALS--0.93%
UNOVA, Inc.(a)                                                    33,600            568,176
===========================================================================================

LIB-QTR-1

                                                                                 MARKET
                                                               SHARES            VALUE
-------------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.35%
AGCO Corp.(a)                                                     36,300       $    759,396
-------------------------------------------------------------------------------------------
Caterpillar Inc.                                                   9,100            668,759
-------------------------------------------------------------------------------------------
                                                                                  1,428,155
===========================================================================================

CONSUMER FINANCE--1.12%
ACE Cash Express, Inc.(a)                                         29,600            684,352
===========================================================================================


DATA PROCESSING & OUTSOURCED SERVICES--0.84%
CSG Systems International, Inc.(a)                                31,100            510,040
===========================================================================================


DEPARTMENT STORES--2.17%
Dillards, Inc.-Class A                                            28,800            656,352
-------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                   15,100            662,890
-------------------------------------------------------------------------------------------
                                                                                  1,319,242
===========================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.03%
University of Phoenix Online(a)                                    7,300            629,041
===========================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS--1.97%
Electro Scientific Industries, Inc.(a)                            24,200            623,150
-------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                                   37,100            575,050
-------------------------------------------------------------------------------------------
                                                                                  1,198,200
===========================================================================================

ELECTRONIC MANUFACTURING SERVICES--1.01%
Solectron Corp.(a)                                               111,400            612,700
===========================================================================================


FOOTWEAR--2.33%
Deckers Outdoor Corp.(a)                                          26,300            769,275
-------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                        27,600            645,288
-------------------------------------------------------------------------------------------
                                                                                  1,414,563
===========================================================================================

HEALTH CARE EQUIPMENT--1.09%
Bio-Rad Laboritories, Inc Class-A(a)                              12,700            665,480
===========================================================================================


HEALTH CARE FACILITIES--1.96%
Beverly Enterprises, Inc.(a)                                      76,600            603,608
-------------------------------------------------------------------------------------------
LCA-Vision Inc.(a)                                                22,600            589,634
-------------------------------------------------------------------------------------------
                                                                                  1,193,242
===========================================================================================

HOME ENTERTAINMENT SOFTWARE--1.84%
Activision, Inc.(a)                                               39,800            583,070
-------------------------------------------------------------------------------------------
THQ Inc.(a)                                                       28,000            533,400
-------------------------------------------------------------------------------------------
                                                                                  1,116,470
===========================================================================================

LIB-QTR-1

                                                                                 MARKET
                                                               SHARES            VALUE
-------------------------------------------------------------------------------------------
HOME FURNISHINGS--1.09%
Leggett & Platt, Inc.                                             24,400       $    660,020
===========================================================================================


HOMEBUILDING--5.93%
D.R. Horton, Inc.                                                 25,900            715,617
-------------------------------------------------------------------------------------------
Meritage Corp.(a)                                                 10,800            668,520
-------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                 14,900            813,987
-------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                           9,400            727,748
-------------------------------------------------------------------------------------------
WCI Communities, Inc.(a)                                          31,700            682,501
-------------------------------------------------------------------------------------------
                                                                                  3,608,373
===========================================================================================

INDUSTRIAL CONGLOMERATES--1.23%
Carlisle Cos. Inc.                                                11,800            749,182
===========================================================================================

INDUSTRIAL MACHINERY--3.79%
Flowserve Corp.(a)                                                32,000            766,400
-------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                              10,900            748,721
-------------------------------------------------------------------------------------------
TimKen Co. (The)                                                  31,900            792,396
-------------------------------------------------------------------------------------------
                                                                                  2,307,517
===========================================================================================

INTEGRATED OIL & GAS--1.11%
Amerada Hess Corp.                                                 8,100            675,135
===========================================================================================


INTERNET SOFTWARE & SERVICES--2.60%
j2 Global Communications, Inc.(a)                                 28,500            727,035
-------------------------------------------------------------------------------------------
SupportSoft, Inc.(a)                                              97,100            855,451
-------------------------------------------------------------------------------------------
                                                                                  1,582,486
===========================================================================================

INVESTMENT BANKING & BROKERAGE--2.17%
Goldman Sachs Group, Inc. (The)                                    7,500            661,425
-------------------------------------------------------------------------------------------
Morgan Stanley                                                    13,400            661,022
-------------------------------------------------------------------------------------------
                                                                                  1,322,447
===========================================================================================

LEISURE PRODUCTS--1.93%
K2 Inc.(a)                                                        48,400            689,700
-------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                                       37,000            482,850
-------------------------------------------------------------------------------------------
                                                                                  1,172,550
===========================================================================================

MANAGED HEALTH CARE--4.59%
Aetna Inc.                                                         8,400            720,720
-------------------------------------------------------------------------------------------
Anthem, Inc.(a)                                                    8,500            700,995
-------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                                19,600            599,172
-------------------------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                                   17,500            773,500
-------------------------------------------------------------------------------------------
                                                                                  2,794,387
===========================================================================================

MULTI-LINE INSURANCE--1.01%
Hartford Financial Services Group, Inc. (The)                      9,400            611,940
===========================================================================================

LIB-QTR-1

                                                                                 MARKET
                                                               SHARES            VALUE
-------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--2.10%
Maverick Tube Corp.(a)                                            21,000       $    605,640
-------------------------------------------------------------------------------------------
Veritas DGC Inc.(a)                                               27,300            672,399
-------------------------------------------------------------------------------------------
                                                                                  1,278,039
===========================================================================================

OIL & GAS EXPLORATION & PRODUCTION--5.48%
Devon Energy Corp.                                                 8,800            611,512
-------------------------------------------------------------------------------------------
Energy Partners, Ltd.(a)                                          52,300            817,972
-------------------------------------------------------------------------------------------
Forest Oil Corp.(a)                                               21,800            616,722
-------------------------------------------------------------------------------------------
Newfield Exploration Co.(a)                                       11,400            673,398
-------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                           36,100            617,310
-------------------------------------------------------------------------------------------
                                                                                  3,336,914
===========================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.62%
OMI Corp. (Marshall Islands)                                      59,200            861,360
-------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                  14,400            646,704
-------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.(a)                                         22,900            664,100
-------------------------------------------------------------------------------------------
Valero Energy Corp.                                                8,500            636,820
-------------------------------------------------------------------------------------------
                                                                                  2,808,984
===========================================================================================

PAPER PRODUCTS--1.09%
MeadWestvaco Corp.                                                22,200            662,892
===========================================================================================


PERSONAL PRODUCTS--1.03%
Chattem, Inc.(a)                                                  21,700            625,177
===========================================================================================


PHARMACEUTICALS--2.04%
Kos Pharmaceuticals, Inc.(a)                                      19,500            576,615
-------------------------------------------------------------------------------------------
Perrigo Co.                                                       39,700            661,402
-------------------------------------------------------------------------------------------
                                                                                  1,238,017
===========================================================================================

PROPERTY & CASUALTY INSURANCE--2.31%
ACE Ltd. (Cayman Islands)                                         16,900            685,971
-------------------------------------------------------------------------------------------
Allstate Corp. (The)                                              15,300            720,324
-------------------------------------------------------------------------------------------
                                                                                  1,406,295
===========================================================================================

REINSURANCE--1.07%
Platinum Underwriters Holdings, Ltd. (Bermuda)                    23,400            651,222
===========================================================================================


RESTAURANTS--3.47%
Jack in the Box Inc.(a)                                           21,500            685,850
-------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                        24,700            746,681
-------------------------------------------------------------------------------------------
McDonald's Corp.                                                  24,600            676,500
-------------------------------------------------------------------------------------------
                                                                                  2,109,031
===========================================================================================

LIB-QTR-1

                                                                                 MARKET
                                                               SHARES            VALUE
-------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT--0.85%
MKS Instruments, Inc.(a)                                          35,300       $    519,616
===========================================================================================


SEMICONDUCTORS--2.01%
International Rectifier Corp.(a)                                  17,900            701,680
-------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc.(a)                               78,800            523,232
-------------------------------------------------------------------------------------------
                                                                                  1,224,912
===========================================================================================

SPECIALTY STORES--0.97%
Bed Bath & Beyond Inc.(a)                                         16,700            591,013
===========================================================================================


STEEL--2.03%
Quanex Corp.                                                      13,300            605,150
-------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                              19,300            632,075
-------------------------------------------------------------------------------------------
                                                                                  1,237,225
===========================================================================================

SYSTEMS SOFTWARE--2.69%
Microsoft Corp.                                                   27,500            782,650
-------------------------------------------------------------------------------------------
Progress Software Corp.(a)                                        41,400            854,082
-------------------------------------------------------------------------------------------
                                                                                  1,636,732
===========================================================================================

THRIFTS & MORTGAGE FINANCE--3.54%
Fremont General Corp.                                             39,000            732,420
-------------------------------------------------------------------------------------------
New Century Financial Corp.                                       15,700            738,685
-------------------------------------------------------------------------------------------
Radian Group Inc.                                                 14,800            681,096
-------------------------------------------------------------------------------------------
                                                                                  2,152,201
===========================================================================================

TRUCKING--1.12%
Overnite Corp.                                                    22,700            678,503
===========================================================================================



Total Common Stocks (Cost $60,980,264)                                           59,802,696
===========================================================================================


MONEY MARKET FUNDS--1.71%
Liquid Assets Portfolio-Institutional Class(b)                   519,442            519,442
-------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)                      519,442            519,442
-------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,038,884)                                        1,038,884
===========================================================================================



TOTAL INVESTMENTS--100.00%  (Cost $62,019,148)                                 $ 60,841,580
___________________________________________________________________________________________
===========================================================================================

LIB-QTR-1

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

         See accompanying notes which are an integral part of this schedule.

LIB-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

LIB-QTR-1
         adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    MARKET                                         UNREALIZED       MARKET                          REALIZED
                     VALUE        PURCHASES     PROCEEDS FROM     APPRECIATION       VALUE         DIVIDEND           GAIN
   FUND            10/31/03        AT COST          SALES        (DEPRECIATION)    07/31/04         INCOME           (LOSS)
------------------------------------------------------------------------------------------------------------------------------

Liquid Assets
Portfolio-
Institutional
Class           $   1,671,878   $  39,194,538   $ (40,346,974)   $          --   $     519,442   $      11,041   $          --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               1,671,878      39,194,538     (40,346,974)              --         519,442          10,709              --
------------------------------------------------------------------------------------------------------------------------------
TOTAL           $   3,343,756   $  78,389,076   $ (80,693,948)   $          --   $   1,038,884   $      21,750   $          --
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended was $241,305,489 and $216,098,538, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities                   $  1,738,518
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (2,916,086)
-----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
securities                                                                   $ (1,177,568)
=========================================================================================

Investments have the same cost for tax and financial statement purposes

LIB-QTR-1

                            AIM TRIMARK ENDEAVOR FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com           T-END-QTR-1 7/04           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                     MARKET
                                                                              SHARES                 VALUE
------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--65.04%

APPAREL RETAIL--5.49%

Ross Stores, Inc.                                                             54,500          $    1,261,675
============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--5.74%

Liz Claiborne, Inc.                                                           36,400               1,317,316
============================================================================================================

AUTO PARTS & EQUIPMENT--4.33%

Superior Industries International, Inc.                                       30,400                 993,776
============================================================================================================

CASINOS & GAMING--1.40%

Harrah's Entertainment, Inc.                                                   6,900                 320,781
============================================================================================================

EMPLOYMENT SERVICES--4.06%

Manpower Inc.                                                                 21,400                 931,970
============================================================================================================

HEALTH CARE EQUIPMENT--12.57%

Apogent Technologies Inc.(a)                                                  27,900                 906,750
------------------------------------------------------------------------------------------------------------
Cytyc Corp.(a)                                                                42,100               1,017,557
------------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                   19,800                 962,874
------------------------------------------------------------------------------------------------------------
                                                                                                   2,887,181
============================================================================================================

INSURANCE BROKERS--4.90%

Arthur J. Gallagher & Co.                                                     36,300               1,124,211
============================================================================================================

LEISURE PRODUCTS--4.87%

Polaris Industries Inc.                                                       23,400               1,118,520
============================================================================================================

MANAGED HEALTH CARE--5.55%

WellPoint Health Networks Inc.(a)                                             12,600               1,273,860
============================================================================================================

T-END-QTR-1

                                                                                                     MARKET
                                                                              SHARES                 VALUE
------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--7.31%

Charter One Financial, Inc.                                                    9,900          $      439,659
------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                     31,700               1,237,885
------------------------------------------------------------------------------------------------------------
                                                                                                   1,677,544
============================================================================================================

RESTAURANTS--2.27%

Krispy Kreme Doughnuts, Inc.(a)                                               33,100                 520,994
============================================================================================================

STEEL--2.62%

Nucor Corp.                                                                    7,200                 602,280
============================================================================================================

THRIFTS & MORTGAGE FINANCE--3.93%

Radian Group Inc.                                                             19,600                 901,992
============================================================================================================

Total Domestic Common Stocks (Cost $14,876,687)                                                   14,932,100
============================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--24.62%

AUSTRALIA--2.16%

Cochlear Ltd. (Health Care Equipment)(b)                                      31,900                 496,296
============================================================================================================

CANADA--1.83%

Molson Inc.-Class A (Brewers)                                                 17,000                 420,667
============================================================================================================

FRANCE--1.64%

Zodiac S.A. (Aerospace & Defense)(b)                                          11,000                 377,137
============================================================================================================

GERMANY--3.57%

Hugo Boss A.G.-Pfd. (Apparel, Accessories & Luxury Goods)(b)                  23,200                 542,046
------------------------------------------------------------------------------------------------------------
Medion A.G. (Distributors)                                                    12,800                 276,275
------------------------------------------------------------------------------------------------------------
                                                                                                     818,321
============================================================================================================

IRELAND--4.06%

Kingspan Group PLC (Building Products)(b)                                     79,300                 459,365
------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)                                        15,100                 472,781
------------------------------------------------------------------------------------------------------------
                                                                                                     932,146
============================================================================================================

JAPAN--1.99%

Nintendo Co., Ltd. (Home Entertainment Software)(b)                            4,100                 456,716
============================================================================================================

T-END-QTR-1

                                                                                                     MARKET
                                                                              SHARES                 VALUE
------------------------------------------------------------------------------------------------------------
MEXICO--3.77%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)                                149,800          $      370,711
------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                             10,500                 493,500
------------------------------------------------------------------------------------------------------------
                                                                                                     864,211
============================================================================================================

NETHERLANDS--2.20%

Fugro N.V. -Dutch Ctfs. (Oil & Gas Equipment & Services)(b)                    7,616                 505,336
============================================================================================================

SWEDEN--3.40%

Munters A.B. (Industrial Machinery)(b)                                        12,900                 325,995
------------------------------------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(b)                                               46,500                 455,019
------------------------------------------------------------------------------------------------------------
                                                                                                     781,014
============================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $5,680,679)                                                                                  5,651,844
============================================================================================================

                                                                         PRINCIPAL
                                                                          AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES--10.34%

FEDERAL HOME LOAN BANK (FHLB)--10.34%

Unsec. Disc. Notes,
1.27%, 08/02/04 (Cost $2,372,832)(c)                                  $    2,373,000               2,372,832
============================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $22,930,198)                                                $   22,956,776
____________________________________________________________________________________________________________
============================================================================================================

Investment Abbreviations:

ADR                         American Depositary Receipt
Ctfs.                       Certificates
Disc.                       Discounted
Pfd.                        Preferred
Unsec.                      Unsecured

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $3,617,910, which respresented 15.76% of the Fund's total investments. See Note 1A.

(c) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

      See accompanying notes which are an integral part of this schedule.

T-END-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

T-END-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                           CONTRACT TO                       UNREALIZED
SETTLEMENT               -------------------                APPRECIATION
   DATE        CURRENCY  DELIVER     RECEIVE    VALUE      (DEPRECIATION)
-------------------------------------------------------------------------
01/12/05         EUR*    $ 79,170   $100,000   $ 95,079    $        4,921
-------------------------------------------------------------------------
04/14/05         EUR*     416,910    500,000    500,851              (851)
-------------------------------------------------------------------------
                         $496,080   $600,000   $595,930    $        4,070
=========================================================================

*EUR - Euro

T-END-QTR-1

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period November 4, 2003 (Date operations commenced) through July 31, 2004 was $21,955,791 and $1,412,712, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $ 787,249
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (760,671)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $  26,578
===========================================================================

Investments have the same cost for tax and financial statement purposes.

T-END-QTR-1

                                AIM TRIMARK FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com           T-TRI-QTR-1  7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                             MARKET
                                                                          SHARES             VALUE
------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--57.72%
ASSET MANAGEMENT & CUSTODY BANKS--2.47%
State Street Corp.                                                            9,200       $    393,852
======================================================================================================


BROADCASTING & CABLE TV--2.02%
Clear Channel Communications, Inc.                                            9,000            321,300
======================================================================================================


CASINOS & GAMING--2.68%
Harrah's Entertainment, Inc.                                                  9,200            427,708
======================================================================================================


COMPUTER & ELECTRONICS RETAIL--2.65%
RadioShack Corp.                                                             15,100            422,045
======================================================================================================


CONSTRUCTION MATERIALS--2.18%
Vulcan Materials Co.                                                          7,300            347,626
======================================================================================================


CONSUMER FINANCE--3.91%
American Express Co.                                                         12,400            623,100
======================================================================================================


DATA PROCESSING & OUTSOURCED SERVICES--1.99%
Sabre Holdings Corp.-Class A                                                 12,400            316,572
======================================================================================================


DIVERSIFIED CHEMICALS--2.05%
Engelhard Corp.                                                              11,100            326,340
======================================================================================================


ELECTRONIC MANUFACTURING SERVICES--2.07%
Molex Inc.-Class A                                                           13,300            330,106
======================================================================================================


EMPLOYMENT SERVICES--1.61%
Manpower Inc.                                                                 5,900            256,945
======================================================================================================

T-TRI-QTR-1

                                                                                             MARKET
                                                                          SHARES             VALUE
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--1.95%
Becton, Dickinson & Co.                                                       6,600       $    311,718
======================================================================================================


HEALTH CARE SERVICES--2.78%
IMS Health Inc.                                                              18,300            443,592
======================================================================================================


HOME IMPROVEMENT RETAIL--1.75%
Sherwin-Williams Co. (The)                                                    6,900            278,622
======================================================================================================


HYPERMARKETS & SUPER CENTERS--1.91%
Costco Wholesale Corp.                                                        7,500            304,950
======================================================================================================


INSURANCE BROKERS--2.53%
Marsh & McLennan Cos., Inc.                                                   9,100            403,858
======================================================================================================


INTERNET RETAIL--1.51%
IAC/InterActiveCorp.(a)                                                       8,800            240,240
======================================================================================================


MANAGED HEALTH CARE--2.53%
Anthem, Inc.(a)                                                               4,900            404,103
======================================================================================================


MOVIES & ENTERTAINMENT--1.91%
Walt Disney Co. (The)                                                        13,200            304,788
======================================================================================================


PROPERTY & CASUALTY INSURANCE--2.50%
Progressive Corp. (The)                                                       5,200            398,424
======================================================================================================


PUBLISHING--2.32%
Meredith Corp.                                                                7,000            370,160
======================================================================================================


REAL ESTATE--2.54%
Equity Residential                                                           13,700            404,835
======================================================================================================


SPECIALIZED FINANCE--2.39%
Moody's Corp.                                                                 5,600            381,360
======================================================================================================


SPECIALTY CHEMICALS--2.49%
Sigma-Aldrich Corp.                                                           6,900            396,336
======================================================================================================

T-TRI-QTR-1

                                                                                             MARKET
                                                                          SHARES             VALUE
------------------------------------------------------------------------------------------------------
SPECIALTY STORES--1.17%
Weight Watchers International, Inc.(a)                                        4,800       $    185,952
======================================================================================================

SYSTEMS SOFTWARE--2.28%
Oracle Corp.(a)                                                              34,600            363,646
======================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.53%
W.W. Grainger, Inc.                                                           4,600            243,570
======================================================================================================

Total Domestic Common Stocks & Other Equity
Interests (Cost $9,484,181)                                                                  9,201,748
======================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--32.97%
DENMARK--0.71%
Novozymes A.S.-Class B (Specialty Chemicals)(b)                               2,500            113,111
======================================================================================================

FRANCE--0.83%
Societe BIC S.A. (Office Services & Supplies)(b)                              3,100            132,810
======================================================================================================

IRELAND--3.80%
Kerry Group PLC-Class A (Packaged Foods & Meats)(b)                          17,800            367,886
------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)                                           7,600            237,956
------------------------------------------------------------------------------------------------------
                                                                                               605,842
======================================================================================================

ITALY--1.97%
Luxottica Group S.p.A.-ADR (Apparel, Accessories & Luxury Goods)             18,300            313,662
======================================================================================================

JAPAN--5.24%
Canon Inc. (Office Electronics)(b)                                           11,000            537,380
------------------------------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronic Equipment
Manufacturers)(b)                                                             6,000            297,980
------------------------------------------------------------------------------------------------------
                                                                                               835,360
======================================================================================================

MEXICO--4.10%
Cemex S.A. de C.V.-ADR (Construction Materials)                              17,908            504,647
------------------------------------------------------------------------------------------------------
Grupo Modelo, S.A. de C.V.-Series C (Brewers)                                60,100            148,730
------------------------------------------------------------------------------------------------------
                                                                                               653,377
======================================================================================================

SINGAPORE--0.69%
Singapore Press Holdings Ltd. (Publishing)(b)                                44,250            110,856
======================================================================================================

T-TRI-QTR-1

                                                                                             MARKET
                                                                          SHARES             VALUE
------------------------------------------------------------------------------------------------------
UNITED KINGDOM--15.63%
Compass Group PLC (Restaurants)(b)                                           65,900       $    383,379
------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(b)                                      3,700             75,158
------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(b)                                            70,000            620,671
------------------------------------------------------------------------------------------------------
Smiths Group PLC (Industrial Conglomerates)(b)                               30,100            400,168
------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)(b)                                                   85,519            396,072
------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)(b)                                               66,400            616,830
------------------------------------------------------------------------------------------------------
                                                                                             2,492,278
======================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $5,398,149)                              5,257,296
======================================================================================================


                                                                         PRINCIPAL
                                                                          AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES--9.31%
FEDERAL HOME LOAN BANK--9.31%
Unsec. Disc. Notes,
1.27%, 08/02/04 (Cost $1,483,896)(c)                                   $  1,484,000          1,483,896
======================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $16,366,226)                                            $ 15,942,940
______________________________________________________________________________________________________
======================================================================================================

Investment Abbreviations:

ADR                                                 American Depositary Receipt
Disc.                                               Discounted
Unsec.                                              Unsecured

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $4,052,301, which represented 25.42% of the Fund's total investments. See Note 1A.

(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.


         See accompanying notes which are an integral part of this schedule.

T-TRI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

T-TRI-QTR-1
         adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

T-TRI-QTR-1

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period November 4, 2003 (Date operations commenced) through July 31, 2004 was $16,973,335 and $2,042,994, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities                     $    216,096
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (639,382)
-------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities            $   (423,286)
===========================================================================================
Investments have the same cost for tax and financial statement purposes

T-TRI-QTR-1

                        AIM TRIMARK SMALL COMPANIES FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com           T-SCO-QTR-1 7/04           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                                   MARKET
                                                                                SHARES             VALUE
------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--77.48%
ADVERTISING--3.62%
ADVO, Inc.                                                                          11,300     $     350,187
------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                   10,500           253,680
============================================================================================================
                                                                                                     603,867
============================================================================================================

AGRICULTURAL PRODUCTS--2.13%
Delta & Pine Land Co.                                                               15,800           354,710
============================================================================================================

AIR FREIGHT & LOGISTICS--6.42%
Dynamex Inc.(a)                                                                     38,400           597,120
------------------------------------------------------------------------------------------------------------
Pacer International, Inc.(a)                                                        30,000           473,550
============================================================================================================
                                                                                                   1,070,670
============================================================================================================

APPAREL RETAIL--2.31%
Too Inc.(a)                                                                         25,700           384,986
============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--4.81%
Hampshire Group, Ltd.(a)                                                            28,500           801,135
============================================================================================================

AUTO PARTS & EQUIPMENT--2.65%
Superior Industries International, Inc.                                             13,500           441,315
============================================================================================================

CASINOS & GAMING--1.55%
Argosy Gaming Co.(a)                                                                 7,900           257,777
============================================================================================================

COMMUNICATIONS EQUIPMENT--3.88%
SpectraLink Corp.                                                                   70,300           647,463
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.89%
Sabre Holdings Corp.-Class A                                                        18,900           482,517
============================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--6.98%
FTI Consulting, Inc.(a)                                                             40,000           690,400
------------------------------------------------------------------------------------------------------------
Learning Tree International, Inc.(a)                                                19,400           244,634
------------------------------------------------------------------------------------------------------------
PRG-Schultz International, Inc.(a)                                                  45,000           229,050
============================================================================================================
                                                                                                   1,164,084
============================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.33%
Mettler-Toledo International Inc.(a)                                                 5,300           221,010
============================================================================================================

HEALTH CARE EQUIPMENT--3.71%
Cytyc Corp.(a)                                                                      13,500           326,295
------------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                          6,000           291,780
============================================================================================================
                                                                                                     618,075
============================================================================================================

                                                                                                   MARKET
                                                                                SHARES             VALUE
------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--0.93%
Alderwoods Group, Inc.(a)                                                           17,500     $     155,487
============================================================================================================

HEALTH CARE SUPPLIES--13.04%
Cooper Cos., Inc. (The)                                                             10,000           594,500
------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc.(a)                                               8,500           144,075
------------------------------------------------------------------------------------------------------------
Ocular Sciences, Inc.(a)                                                             8,300           366,279
------------------------------------------------------------------------------------------------------------
Sola International Inc.(a)                                                          49,100           798,366
------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)                                                  10,100           271,690
============================================================================================================
                                                                                                   2,174,910
============================================================================================================

LEISURE PRODUCTS--5.23%
Oakley, Inc.                                                                        38,700           417,960
------------------------------------------------------------------------------------------------------------
Polaris Industries Inc.                                                              9,500           454,100
============================================================================================================
                                                                                                     872,060
============================================================================================================

OFFICE SERVICES & SUPPLIES--1.67%
HNI Corp.                                                                            6,900           279,105
============================================================================================================

PAPER PACKAGING--1.64%
Longview Fibre Co.(a)                                                               21,200           273,692
============================================================================================================

PHARMACEUTICALS--4.04%
Endo Pharmaceuticals Holdings Inc.(a)                                               35,100           673,920
============================================================================================================

REAL ESTATE--1.09%
MeriStar Hospitality Corp.(a)                                                       31,400           182,120
============================================================================================================

REGIONAL BANKS--2.27%
Alabama National BanCorp                                                             6,600           377,718
============================================================================================================

RESTAURANTS--2.06%
IHOP Corp.                                                                           9,300           344,007
============================================================================================================

SPECIALTY CHEMICALS--2.09%
MacDermid, Inc.                                                                     11,900           348,194
============================================================================================================

TRUCKING--1.14%
Landstar System, Inc.(a)                                                             3,800           189,278
============================================================================================================

Total Domestic Common Stocks & Other Equity Interests (Cost $13,072,120)                          12,918,100
============================================================================================================

FOREIGN STOCKS--13.30%
CANADA--13.30%
Cymat Corp. (Aluminum)(a)                                                          463,100           118,462
------------------------------------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial Services)(a)                             33,600           791,242
------------------------------------------------------------------------------------------------------------
Husky Injection Molding Systems Ltd.(a)                                            120,000           492,947
(Industrial Machinery)
------------------------------------------------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)(a)                                                 45,900           480,704
------------------------------------------------------------------------------------------------------------
Vincor International Inc. (Distillers & Vintners)(a)                                13,600           334,283
============================================================================================================
Total Foreign Stocks (Cost $2,114,376)                                                             2,217,638
============================================================================================================

                                                                               PRINCIPAL          MARKET
                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--9.22%
FEDERAL HOME LOAN BANK (FHLB)--9.22%
Unsec. Disc. Notes,
 1.27%, 08/02/04 (Cost $1,536,892)(b)                                        $   1,537,000     $   1,536,892
============================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $16,723,388)                                                 $  16,672,630
============================================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.


         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

         Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period November 4, 2003 (Date operations commenced) through July 31, 2004 was $15,558,464 and $398,897, respectively.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities                   $ 789,731
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (840,489)
======================================================================================
Net unrealized appreciation of investment securities                         $ (50,758)
______________________________________________________________________________________
======================================================================================
Investments have the same cost for tax and financial statement purposes

Item 2. Controls and Procedures.

    (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably like to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Investment Funds

By:   /s/ ROBERT H. GRAHAM
      --------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 29, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ ROBERT H. GRAHAM
      --------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 29, 2004


By:   /s/ SIDNEY M. DILGREN
      --------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: September 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.